RELATED PARTIES (Details Narrative) - Stockholder [Member] - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Amount due to stockholders	$ 1,000		$ 1,000
Rent expense paid to stockholder	750	$ 750
Account payable - related parties	$ 250		$ 750